CONCENTRATION	12 Months Ended
Dec. 31, 2019
CONCENTRATION
CONCENTRATION

NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2019		2018		2017

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$29,679,053	21%	$—	—	$40,312,341	30%
Company B (3rd Party)	14,782,479	11%	—	—	—	—
Company C (3rd Party)			18,566,897	14%	13,822,962	10%
Company D (3rd Party)	14,189,482	10%	19,131,793	14%	—	—
Company E (3rd Party)			19,845,886	15%	14,511,302	11%
Company F (3rd Party)			13,832,333	10%	—	—
Total Revenues	$58,651,014	42%	$71,376,909	53%	$68,646,605	51%

	Year ended December 31,
	2019		2018		2017

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$81,605,384	72%	$93,832,471	75%	82,189,241	76%
Company Y (3rd Party)	29,273,310	26%	30,583,589	24%	24,907,251	23%
Total Purchase	$110,878,694	98%	$124,416,060	99%	$107,096,492	99%

Accounts receivable related to the Company’s major customers comprised 42% and 43% of all accounts receivable as of December 31, 2019 and 2018, respectively.

Accounts payable related to the Company’s major suppliers comprised nil of all accounts payable as of December 31, 2019 and 2018, respectively.